                             (POLARIS PLATINUM III)
                                   PROSPECTUS
                                 JANUARY 2, 2013

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             in all states except in New York where it is issued by
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS:                                                      MANAGED BY:
     Aggressive Growth                                                 Wells Capital Management Incorporated
     Alliance Growth                                                   AllianceBernstein L.P.
     American Funds Asset Allocation SAST                              Capital Research and Management
                                                                       Company(1)
     American Funds Global Growth SAST                                 Capital Research and Management
                                                                       Company(1)
     American Funds Growth-Income SAST                                 Capital Research and Management
                                                                       Company(1)
     American Funds Growth SAST                                        Capital Research and Management
                                                                       Company(1)
     Asset Allocation                                                  Edge Asset Management, Inc.
     Balanced                                                          J.P. Morgan Investment Management
                                                                       Inc.
     Blue Chip Growth                                                  SunAmerica Asset Management Corp.
     Capital Appreciation                                              Wellington Management Company, LLP
     Capital Growth                                                    OppenheimerFunds, Inc.
     Cash Management                                                   BofA Advisors, LLC
     Corporate Bond                                                    Federated Investment Management
                                                                       Company
     Davis Venture Value                                               Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)                                          SunAmerica Asset Management Corp.
     Emerging Markets                                                  J.P. Morgan Investment Management
                                                                       Inc.(4)
     Equity Opportunities                                              OppenheimerFunds, Inc.
     Foreign Value                                                     Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                                   Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund             Franklin Templeton Services, LLC(3)
     Fundamental Growth                                                Wells Capital Management Incorporated
     Global Bond                                                       Goldman Sachs Asset Management
                                                                       International
     Global Equities                                                   J.P. Morgan Investment Management
                                                                       Inc.
     Government and Quality Bond                                       Wellington Management Company, LLP
     Growth                                                            Wellington Management Company, LLP
     Growth-Income                                                     J.P. Morgan Investment Management
                                                                       Inc.
     Growth Opportunities                                              Invesco Advisers, Inc.
     High-Yield Bond                                                   PineBridge Investments LLC
     International Diversified Equities                                Morgan Stanley Investment Management
                                                                       Inc.
     International Growth and Income                                   Putnam Investment Management, LLC
     Invesco Van Kampen V.I. American Franchise Fund, Series II        Invesco Advisers, Inc.
       Shares
     Invesco Van Kampen V.I. Comstock Fund, Series II Shares           Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Growth and Income Fund, Series II         Invesco Advisers, Inc.
       Shares
     Lord Abbett Growth and Income                                     Lord, Abbett & Co. LLC
     Managed Allocation Balanced                                       Ibbotson Associates, Inc.
     Managed Allocation Growth                                         Ibbotson Associates, Inc.
     Managed Allocation Moderate                                       Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth                                Ibbotson Associates, Inc.
     Marsico Focused Growth                                            Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(2)                              Massachusetts Financial Services
                                                                       Company
     MFS Total Return                                                  Massachusetts Financial Services
                                                                       Company
     Mid-Cap Growth                                                    J.P. Morgan Investment Management
                                                                       Inc.




(Underlying Funds continued on next page)

UNDERLYING FUNDS:                            MANAGED BY:
     Natural Resources                       Wellington Management Company, LLP
     Protected Asset Allocation SAST         Capital Research and Management Company(1)
       Portfolio
     Real Estate                             Davis Selected Advisers, L.P.
     Real Return                             Wellington Management Company, LLP
     Small & Mid Cap Value                   AllianceBernstein L.P.
     Small Company Value                     Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation           SunAmerica Asset Management Corp. and AllianceBernstein L.P.
       Portfolio
     SunAmerica Dynamic Strategy Portfolio   SunAmerica Asset Management Corp. and AllianceBernstein L.P.
     Technology                              Columbia Management Investment Advisers, LLC
     Telecom Utility                         Massachusetts Financial Services Company
     Total Return Bond                       Pacific Investment Management Company LLC


(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.

(4) On or about January 14, 2013, the investment manager of the Emerging Markets Variable Portfolio will change from Putnam Investment Management, LLC to J.P. Morgan Investment Management Inc.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated January 2, 2013. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................    3
HIGHLIGHTS.................................................................    4
FEE TABLE..................................................................    6
     Maximum Owner Transaction Expenses....................................    6
     Contract Maintenance Fee..............................................    6
     Separate Account Annual Expenses......................................    6
     Additional Optional Feature Fees......................................    6
     Optional SunAmerica Income Plus and SunAmerica Income Builder Fee.....    6
     Underlying Fund Expenses..............................................    6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................    8
THE POLARIS PLATINUM III VARIABLE ANNUITY..................................    9
PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY.........................    9
     Allocation of Purchase Payments.......................................   10
     Accumulation Units....................................................   11
     Free Look.............................................................   11
     Exchange Offers.......................................................   12
     Important Information for Military Servicemembers.....................   12
INVESTMENT OPTIONS.........................................................   12
     Variable Portfolios...................................................   12
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..   12
          Anchor Series Trust..............................................   13
          Franklin Templeton Variable Insurance Products Trust.............   13
          Lord Abbett Series Fund, Inc. ...................................   13
          Seasons Series Trust.............................................   13
          SunAmerica Series Trust..........................................   13
     Substitution, Addition or Deletion of Variable Portfolios.............   16
     Fixed Accounts........................................................   16
     Dollar Cost Averaging Fixed Accounts..................................   16
     Dollar Cost Averaging Program.........................................   17
     Polaris Portfolio Allocator Program...................................   17
     50%-50% Combination Model Program.....................................   19
     Transfers During the Accumulation Phase...............................   21
     Automatic Asset Rebalancing Program...................................   23
     Voting Rights.........................................................   23
ACCESS TO YOUR MONEY.......................................................   23
     Free Withdrawal Amount................................................   24
     Systematic Withdrawal Program.........................................   25
     Nursing Home Waiver...................................................   25
     Minimum Contract Value................................................   25
     Qualified Contract Owners.............................................   25
OPTIONAL LIVING BENEFITS...................................................   25
     SunAmerica Income Plus and SunAmerica Income Builder..................   28
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS.................................................................   34
DEATH BENEFITS.............................................................   37
     Beneficiary Continuation Programs.....................................   38
     Death Benefit Defined Terms...........................................   39
     Death Benefit Options.................................................   40
     Standard Death Benefit................................................   40
     Optional Maximum Anniversary Value Death Benefit......................   40
     Spousal Continuation..................................................   40
EXPENSES...................................................................   41
     Separate Account Expenses.............................................   41
     Withdrawal Charges....................................................   41
     Underlying Fund Expenses..............................................   42
     Contract Maintenance Fee..............................................   42
     Transfer Fee..........................................................   42
     Optional Living Benefit Fees..........................................   42
     Optional SunAmerica Income Plus and SunAmerica Income Builder Fee.....   43
     Optional Maximum Anniversary Value Death Benefit Fee..................   43
     Premium Tax...........................................................   43
     Income Taxes..........................................................   43
     Reduction or Elimination of Fees, Expenses, and Additional Amounts
            Credited.......................................................   43
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................   43
ANNUITY INCOME OPTIONS.....................................................   45
     The Income Phase......................................................   45
     Annuity Income Options................................................   45
     Fixed or Variable Annuity Income Payments.............................   46
     Annuity Income Payments...............................................   46
     Transfers During the Income Phase.....................................   47
     Deferment of Payments.................................................   47
TAXES......................................................................   47
     Annuity Contracts in General..........................................   47
     Tax Treatment of Distributions - Non-Qualified Contracts..............   47
     Tax Treatment of Distributions - Qualified Contracts..................   48
     Required Minimum Distributions........................................   49
     Tax Treatment of Death Benefits.......................................   50
     Tax Treatment of Optional Living Benefits.............................   50
     Contracts Owned by a Trust or Corporation.............................   50
     Gifts, Pledges and/or Assignments of a Contract.......................   50
     Diversification and Investor Control..................................   50
OTHER INFORMATION..........................................................   51
     The Distributor.......................................................   51
     The Company...........................................................   51
     The Separate Account..................................................   52
     The General Account...................................................   53
     Financial Statements..................................................   53
     Administration........................................................   53
     Legal Proceedings.....................................................   54
     Registration Statements...............................................   54
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................   54
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................  A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................  B-1
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................  C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................  D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................  E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 12,
  2012.....................................................................  F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012...............................  G-1
APPENDIX H - FREE WITHDRAWAL AMOUNT AND WITHDRAWAL CHARGE SCHEDULE FOR
  CONTRACTS ISSUED PRIOR TO JULY 18, 2011..................................  H-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each Feeder Fund invests exclusively in shares of a corresponding Master Fund. American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.30% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
  (AS A PERCENTAGE OF EACH PURCHASE
  PAYMENT)(2)...............................   8%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................  $50


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charge(4)...............   1.30%
Optional Maximum Anniversary Value Death
  Benefit Fee............................   0.25%
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(5)............................   1.55%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits SunAmerica Income Plus or SunAmerica Income Builder below, both of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(6)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(7)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2012)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Trust assets, including
management fees, 12b-1 fees, if
applicable, and other expenses)..    0.72%     1.57%


FOOTNOTES TO THE FEE TABLE:

(1) STATE PREMIUM TAXES OF UP TO 3.5% OF YOUR PURCHASE PAYMENTS MAY BE DEDUCTED WHEN YOU MAKE A PURCHASE PAYMENT OR WHEN YOU FULLY SURRENDER YOUR CONTRACT OR BEGIN THE INCOME PHASE. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:

YEARS SINCE RECEIPT:..............................................   1    2    3    4    5    6    7    8+
                                                                     8%   7%   6%   5%   4%   3%   2%   0%


  If you purchased your contract prior to July 18, 2011, the Withdrawal Charge Schedule applicable to your contract is detailed in Appendix H.

  Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. If you purchased your contract prior to July 18, 2011, the contract maintenance fee is $35 and assessed annually, the fee may be waived if contract value is $50,000 or more.

(4) If you do not elect any optional features, your total separate account annual expenses would be 1.30%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

(5) If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 1.95%. Please see Appendix G for details regarding this death benefit.

(6) The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to November 12, 2012, please see APPENDIX F for a description of the living benefit you may have elected.

(7) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio or Protected Asset Allocation SAST Portfolio. The SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and Protected Asset Allocation SAST Portfolio utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and Protected Asset Allocation SAST Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets and the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and Protected Asset Allocation SAST Portfolio. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy and Protected Asset Allocation SAST Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

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                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
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 One Covered Person                             0.60%      +/-0.25%
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 Two Covered Persons                            0.60%      +/-0.25%
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         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2012. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2011.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.57%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,253     $2,222     $3,172     $5,558


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $453      $1,622     $2,772     $5,558




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.30%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)




(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,010     $1,249     $1,514     $2,400


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $210       $649      $1,114     $2,400


EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                            THE POLARIS PLATINUM III
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                        PURCHASING A POLARIS PLATINUM III
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
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     Qualified            $4,000               $500                $100
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   Non-Qualified          $10,000              $500                $100
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.

     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

          MASTER-FEEDER

          SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

          Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

          Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

          Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the

          "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Portfolios of the SAAMCo Managed Trusts.

          The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


          PROTECTED ASSET ALLOCATION SAST PORTFOLIO

          The Protected Asset Allocation SAST Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Protected Asset Allocation SAST Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits. PLEASE SEE THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FEEDER FUND AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.

          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                   MANAGED BY:                                    TRUST  ASSET CLASS
----------------                                   -----------                                   ------  -----------
Aggressive Growth                                  Wells Capital Management Incorporated         SAST    STOCK
Alliance Growth                                    AllianceBernstein L.P.                        SAST    STOCK
American Funds Asset Allocation SAST               Capital Research and Management Company       SAST    BALANCED
American Funds Global Growth SAST                  Capital Research and Management Company       SAST    STOCK
American Funds Growth-Income SAST                  Capital Research and Management Company       SAST    STOCK
American Funds Growth SAST                         Capital Research and Management Company       SAST    STOCK
Asset Allocation                                   Edge Asset Management, Inc.                   AST     BALANCED
Balanced                                           J.P. Morgan Investment Management Inc.        SAST    BALANCED
Blue Chip Growth                                   SunAmerica Asset Management Corp.             SAST    STOCK
Capital Appreciation                               Wellington Management Company, LLP            AST     STOCK
Capital Growth                                     OppenheimerFunds, Inc.                        SAST    STOCK
Cash Management                                    BofA Advisors, LLC                            SAST    CASH
Corporate Bond                                     Federated Equity Management Company           SAST    BOND
Davis Venture Value                                Davis Selected Advisers, L.P.                 SAST    STOCK
"Dogs" of Wall Street                              SunAmerica Asset Management Corp.             SAST    STOCK
Emerging Markets                                   J.P. Morgan Investment Management Inc.        SAST    STOCK
Equity Opportunities                               OppenheimerFunds, Inc.                        SAST    STOCK
Foreign Value                                      Templeton Investment Counsel, LLC             SAST    STOCK
Franklin Income Securities Fund                    Franklin Advisers, Inc.                       FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation   Franklin Templeton Services, LLC
  Fund                                                                                           FTVIPT  BALANCED
Fundamental Growth                                 Wells Capital Management Incorporated         SAST    STOCK
Global Bond                                        Goldman Sachs Asset Management International  SAST    BOND
Global Equities                                    J.P. Morgan Investment Management Inc.        SAST    STOCK
Government and Quality Bond                        Wellington Management Company, LLP            AST     BOND
Growth-Income                                      J.P. Morgan Investment Management Inc.        SAST    STOCK
Growth Opportunities                               Invesco Advisers, Inc.                        SAST    STOCK
Growth                                             Wellington Management Company, LLP            AST     STOCK
High-Yield Bond                                    PineBridge Investments LLC                    SAST    BOND
International Diversified Equities                 Morgan Stanley Investment Management Inc.     SAST    STOCK
International Growth and Income                    Putnam Investment Management, LLC             SAST    STOCK
Invesco Van Kampen V.I. American Franchise Fund,   Invesco Advisers, Inc.
  Series II Shares                                                                               AVIF    STOCK
Invesco Van Kampen V.I. Comstock Fund, Series II   Invesco Advisers, Inc.
  Shares                                                                                         AVIF    STOCK
Invesco Van Kampen V.I. Growth and Income Fund,    Invesco Advisers, Inc.
  Series II Shares                                                                               AVIF    STOCK
Lord Abbett Growth and Income                      Lord, Abbett & Co. LLC                        LASF    STOCK
Managed Allocation Balanced                        Ibbotson Associates, Inc.                     SST     BALANCED
Managed Allocation Growth                          Ibbotson Associates, Inc.                     SST     STOCK
Managed Allocation Moderate                        Ibbotson Associates, Inc.                     SST     BALANCED
Managed Allocation Moderate Growth                 Ibbotson Associates, Inc.                     SST     BALANCED
Marsico Focused Growth                             Marsico Capital Management, LLC               SAST    STOCK
MFS Massachusetts Investors Trust                  Massachusetts Financial Services Company      SAST    STOCK
MFS Total Return                                   Massachusetts Financial Services Company      SAST    BALANCED
Mid-Cap Growth                                     J.P. Morgan Investment Management Inc.        SAST    STOCK
Natural Resources                                  Wellington Management Company, LLP            AST     STOCK
Protected Asset Allocation SAST Portfolio          Capital Research and Management Company       SAST    BALANCED
Real Estate                                        Davis Selected Advisers, L.P.                 SAST    STOCK
Real Return                                        Wellington Management Company, LLP            SST     BOND
Small & Mid Cap Value                              AllianceBernstein L.P.                        SAST    STOCK
Small Company Value                                Franklin Advisory Services, LLC               SAST    STOCK
SunAmerica Dynamic Allocation Portfolio            SunAmerica Asset Management Corp. and
                                                     AllianceBernstein L.P.                      SAST    BALANCED
SunAmerica Dynamic Strategy Portfolio              SunAmerica Asset Management Corp. and
                                                     AllianceBernstein L.P.                      SAST    BALANCED
Technology                                         Columbia Management Investment Advisers, LLC  SAST    STOCK
Telecom Utility                                    Massachusetts Financial Services Company      SAST    STOCK
Total Return Bond                                  Pacific Investment Management Company LLC     SAST    BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed

Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% can be invested in a Portfolio Allocator model that complies with the investment requirements. Your Portfolio Allocator model will automatically be rebalanced quarterly if you elect this Living Benefit. You may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE APRIL 30, 2012)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------




The Polaris Portfolio Allocator Models listed above are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to the current allocations of the Models specified above, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in a Combination Model that complies with investment requirements. Your Combination Model will be rebalanced quarterly. You may not reallocate your money in the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific

Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

--------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:  50% ALLOCATION TO:
--------------------------------------------------------------
          1             Polaris Portfolio  Managed Allocation
                        Allocator Model 1       Balanced
--------------------------------------------------------------
          2             Polaris Portfolio  Managed Allocation
                        Allocator Model 2       Moderate
--------------------------------------------------------------
          3             Polaris Portfolio  Managed Allocation
                        Allocator Model 3    Moderate Growth
--------------------------------------------------------------
          4             Polaris Portfolio  Managed Allocation
                        Allocator Model 4        Growth
--------------------------------------------------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2011 and within the previous twelve months (from August 17, 2010 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The free withdrawal amount was calculated differently for contracts issued prior to July 18, 2011, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THE FREE WITHDRAWAL AMOUNT CALCULATION.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
    D=Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. If you elect SunAmerica Income Plus, you may choose from Income Option 1, 2 or 3 or the Income Option with Custom Allocation.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.

The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the first contract year are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain Living Benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 12, 2012, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received on or after the Benefit Effective Date during the period described in the table below. Eligible Purchase Payments are included in the calculation of the Income Base and Income Credit Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below), or the Continuation Contribution, if any. However, Continuation Contributions, if any, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

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                          FIRST CONTRACT YEAR
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                   100% of Purchase Payments received
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EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

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                            INCOME CREDIT
                                (AS A
                            PERCENTAGE OF
                                 THE
         OPTIONAL           INCOME CREDIT                    INCOME
      LIVING BENEFIT            BASE)                  CREDIT AVAILABILITY
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  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
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  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
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INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the 1st contract year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

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                    NUMBER OF
                 COVERED PERSONS                    SUNAMERICA      SUNAMERICA      SUNAMERICA
                   AND AGE OF                       INCOME PLUS     INCOME PLUS     INCOME PLUS
                 COVERED PERSON                       INCOME          INCOME          INCOME
              AT FIRST WITHDRAWAL*                   OPTION 1        OPTION 2        OPTION 3
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 One Covered Person (Age 64 and Younger)            5.5% / 3.0%**   5.5% / 3.0%**  3.75% / 3.75%
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 One Covered Person (Age 65 and Older)              5.5% / 4.0%     6.5% / 3.0%     5.0% /  5.0%
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 Two Covered Persons (Age 64 and Younger)           5.0% / 3.0%***  5.0% / 3.0%*** 3.25% / 3.25%
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 Two Covered Person (Age 65 and Older)              5.0% / 4.0%     6.0% / 3.0%     4.5% /  4.5%
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                                                      SUNAMERICA
                     NUMBER OF                       INCOME PLUS
                  COVERED PERSONS                   INCOME OPTION
                    AND AGE OF                           WITH
                  COVERED PERSON                        CUSTOM
               AT FIRST WITHDRAWAL*                   ALLOCATION
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 One Covered Person (Age 64 and Younger)             4.5% / 3.0%**
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 One Covered Person (Age 65 and Older)               4.5% / 4.0%
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 Two Covered Persons (Age 64 and Younger)            4.0% / 3.0%***
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 Two Covered Person (Age 65 and Older)               4.0% / 4.0%
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                     NUMBER OF
                  COVERED PERSONS
                    AND AGE OF                        SUNAMERICA
                  COVERED PERSON                        INCOME
               AT FIRST WITHDRAWAL*                     BUILDER
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 One Covered Person (Age 64 and Younger)             3.75% / 3.75%
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 One Covered Person (Age 65 and Older)               4.75% / 4.75%
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 Two Covered Persons (Age 64 and Younger)            3.25% / 3.25%
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 Two Covered Person (Age 65 and Older)               4.25% / 4.25%
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       THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced above at any time for prospectively issued contracts.

Are there investment requirements if I elect a Living Benefit?

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of every Purchase Payment and Continuation Contribution, if any, can be invested among the following Variable Portfolios and available DCA Fixed Accounts:

You may allocate the remaining 80% of your assets among the following investment options:

- Cash Management
- Corporate Bond
- Global Bond
- Government and Quality Bond
- Real Return
- SunAmerica Dynamic Allocation Portfolio
- SunAmerica Dynamic Strategy Portfolio
- Total Return Bond
- Combination of: 35% SunAmerica Dynamic Allocation Portfolio, 35% SunAmerica Dynamic Strategy Portfolio, 10% Protected Asset Allocation SAST Portfolio

DCA FIXED ACCOUNTS*
- 6-Month DCA
- 1-Year DCA
- 2-Year DCA

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.

SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- CHECK-THE-BOX OPTIONS

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:

------------------------------------------------------------------------------
------------------------------------------------------------------------------
 Check-the-Box    Invest in one of three available Polaris Portfolio Allocator
 Option 1         Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3

------------------------------------------------------------------------------
 Check-the-Box    Invest in one or more of the following balanced Variable
 Option 2         Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
                    SunAmerica Dynamic Strategy Portfolio
------------------------------------------------------------------------------
 Check-the-Box    Invest in the Cash Management Variable Portfolio
 Option 3
------------------------------------------------------------------------------


SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:

-------------------------------------------------------------------------------------
                            FLEXIBLE                VARIABLE PORTFOLIOS AND/OR
 INVESTMENT GROUP          ALLOCATION                   DCA FIXED ACCOUNTS
------------------------------------------- -----------------------------------------
 A. BOND, CASH AND    Minimum 20%            Cash Management
  DCA FIXED ACCOUNTS  Maximum 90%            Corporate Bond
                                             Global Bond
                                             Government and Quality Bond
                                             Real Return
                                             Total Return Bond

                                             DCA FIXED ACCOUNTS*
                                             DCA 6-Month
                                             1-Year DCA
                                             2-Year DCA
------------------------------------------- -----------------------------------------
 B. EQUITY**          Minimum 0%             Aggressive Growth
                      Maximum 70%            Alliance Growth
                                             American Funds Asset Allocation
                                               SAST
                                             American Funds Global Growth
                                               SAST
                                             American Funds Growth SAST
                                             American Funds Growth-Income
                                               SAST
                                             Asset Allocation
                                             Balanced
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Davis Venture Fund
                                             "Dogs" of Wall Street
                                             Equity Opportunities
                                             Foreign Value
                                             Franklin Income Securities
                                             Franklin Templeton VIP Founding
                                               Funds Allocation Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High-Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco Van Kampen V.I. American
                                               Franchise Fund, Series II Shares
                                             Invesco Van Kampen V.I. Comstock
                                               Fund, Series II Shares
                                             Invesco Van Kampen V.I. Growth
                                               and Income Fund, Series II
                                               Shares
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate
                                               Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investors Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             SunAmerica Dynamic Allocation
                                               Portfolio
                                             SunAmerica Dynamic Strategy
                                               Portfolio
                                             Telecom Utility
------------------------------------------- -----------------------------------------
 C. LIMITED EQUITY    Minimum 0%             Capital Growth
                      Maximum 10%            Emerging Markets
                                             Growth Opportunities
                                             Mid-Cap Growth
                                             Natural Resources
                                             Protected Asset Allocation SAST
                                               Portfolio
                                             Real Estate
                                             Small Company Value
                                             Technology
------------------------------------------- -----------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected SunAmerica Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you elected two Covered Persons and take cumulative withdrawals that are equal to 6.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your

Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio or Protected Asset Allocation SAST Portfolio. The SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and Protected Asset Allocation SAST Portfolio utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and Protected Asset Allocation SAST Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and Protected Asset Allocation SAST Portfolio may increase its exposure to equity markets.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, attaining a higher Anniversary Value or an addition of subsequent Eligible Purchase Payments will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the

Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

---------------------------------------------------------
  CANCELLATION
     REQUEST                   CANCELLATION
    RECEIVED                  EFFECTIVE DATE
---------------------------------------------------------
    Years 1-5          5th Benefit Year Anniversary
---------------------------------------------------------
     Years 5+      Benefit Quarter Anniversary following
                  the receipt of the cancellation request
---------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios available in this prospectus.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.30% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE FOR CONTRACTS ISSUED JULY 18, 2011 AND AFTER:


-----------------------------------------------------------------------------------------------------------------------
YEARS SINCE
PURCHASE
PAYMENT
RECEIPT               1            2            3            4            5            6            7            8+
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WITHDRAWAL
CHARGE                8%           7%           6%           5%           4%           3%           2%           0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

If you purchased your contract prior to July 18, 2011, the contract maintenance fee is $35 ($30 in New York, New Mexico and North Dakota) and the fee may be waived if the contract value is $50,000 or more.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE

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                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
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 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
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 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
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* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder

Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. For contracts issued in the state of New York prior to April 30, 2012, we have extended the Accumulation Phase to the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option

4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for qualifying higher education expenses or first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable

Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), an affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL. Accordingly, all references in the prospectus to SunAmerica Annuity as the issuer of the Contracts and owner of the separate account assets are amended to refer to AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. You will receive a contract endorsement from AGL that reflects the change from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Until we update all the forms to reflect the SunAmerica Annuity merger into AGL, we may provide you with forms, statements or reports that still reflect SunAmerica Annuity as the issuer. You may also contact AGL at its Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-7862.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.

OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. As a result of the Recapitalization, AIG was controlled by the Department of Treasury. As of December 14, 2012, the Department of Treasury sold its remaining shares of AIG Common Stock.

The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

The Company has received industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. In the three months ended September 30, 2012, the Company, together with its life insurance company affiliates, worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the Social Security Administration Death Master File ("SSDMF") to identify death claims that have not been submitted to the Company or its insurance company affiliates, as the case may be, in the normal course of business. The final settlement of these examinations was announced on October 22, 2012. The Company is taking enhanced measures to, among other things, routinely match policyholder records with the SSDMF to determine if its insured parties, annuitants, or retained account holders have died and locate beneficiaries when a claim is payable.

Although the Company has reached final settlement on the multi-state examinations, it is possible that the settlement remediation requirements and/or remaining inquiries and other regulatory activity could result in the payment of additional death claims and additional escheatment of funds deemed abandoned under state laws. The Company believes that it has adequately reserved for such claims as of December 31, 2012, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by American General Life and Accident Insurance Company (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

In addition, the Company invested a total of $490.7 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions. The Company received back a total amount of $567.2 million from these investments. In August 2010, a court-appointed Receiver filed a lawsuit against the Company and other defendants seeking to recover any funds distributed in excess of the entities' investments. The Receiver asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme.

There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries. As of December 31, 2012, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                                   CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
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                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/09      12/31/10        12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$5.307      (a)$7.064       (a)$8.428
                                                                   (b)$5.306      (b)$7.017       (b)$8.316
          Ending AUV...........................................    (a)$7.064      (a)$8.428       (a)$8.134
                                                                   (b)$7.017      (b)$8.316       (b)$7.974
          Ending Number of AUs.................................    (a)8,651       (a)67,576       (a)211,903
                                                                   (b)5,560       (b)7,075        (b)7,075
--------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.466      (a)$9.759       (a)$10.592
                                                                   (b)$7.464      (b)$9.664       (b)$10.374
          Ending AUV...........................................    (a)$9.759      (a)$10.592      (a)$10.189
                                                                   (b)$9.664      (b)$10.374      (b)$9.892
          Ending Number of AUs.................................    (a)4,893       (a)31,223       (a)110,822
                                                                   (b)14          (b)14           (b)940
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.675      (a)$9.248       (a)$10.223
                                                                   (b)$7.673      (b)$9.139       (b)$10.026
          Ending AUV...........................................    (a)$9.248      (a)$10.223      (a)$10.190
                                                                   (b)$9.139      (b)$10.026      (b)$9.929
          Ending Number of AUs.................................    (a)18,473      (a)661,124      (a)1,396,870
                                                                   (b)13          (b)17,259       (b)46,165
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.598      (a)$10.333      (a)$11.362
                                                                   (b)$7.597      (b)$10.269      (b)$11.219
          Ending AUV...........................................    (a)$10.333     (a)$11.362      (a)$10.190
                                                                   (b)$10.269     (b)$11.219      (b)$9.996
          Ending Number of AUs.................................    (a)214,389     (a)2,106,282    (a)5,656,679
                                                                   (b)23,265      (b)75,062       (b)141,456
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.835      (a)$8.697       (a)$9.535
                                                                   (b)$6.833      (b)$8.645       (b)$9.417
          Ending AUV...........................................    (a)$8.697      (a)$9.535       (a)$9.210
                                                                   (b)$8.645      (b)$9.417       (b)$9.037
          Ending Number of AUs.................................    (a)53,285      (a)525,164      (a)1,586,603
                                                                   (b)19,758      (b)76,473       (b)106,740
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.814      (a)$8.806       (a)$10.285
                                                                   (b)$6.812      (b)$8.754       (b)$10.158
          Ending AUV...........................................    (a)$8.806      (a)$10.285      (a)$9.688
                                                                   (b)$8.754      (b)$10.158      (b)$9.506
          Ending Number of AUs.................................    (a)157,882     (a)1,025,186    (a)2,542,152
                                                                   (b)28,050      (b)100,608      (b)119,281
--------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$8.501      (a)$10.300      (a)$11.546
                                                                   (b)$8.499      (b)$10.167      (b)$11.283
          Ending AUV...........................................    (a)$10.300     (a)$11.546      (a)$11.474
                                                                   (b)$10.167     (b)$11.283      (b)$11.139
          Ending Number of AUs.................................    (a)4,406       (a)52,850       (a)120,753
                                                                   (b)12          (b)3,695        (b)5,905
--------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

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             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
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                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/09      12/31/10        12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$8.045      (a)$9.797       (a)$10.788
                                                                   (b)$8.043      (b)$9.709       (b)$10.618
          Ending AUV...........................................    (a)$9.797      (a)$10.788      (a)$10.864
                                                                   (b)$9.709      (b)$10.618      (b)$10.624
          Ending Number of AUs.................................    (a)37,315      (a)123,657      (a)368,699
                                                                   (b)13          (b)7,564        (b)7,832
--------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.571      (a)$9.632       (a)$10.670
                                                                   (b)$7.569      (b)$9.567       (b)$10.530
          Ending AUV...........................................    (a)$9.632      (a)$10.670      (a)$9.919
                                                                   (b)$9.567      (b)$10.530      (b)$9.725
          Ending Number of AUs.................................    (a)46,647      (a)482,161      (a)1,097,615
                                                                   (b)3,229       (b)12,510       (b)28,190
--------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$8.034      (a)$10.786      (a)$13.034
                                                                   (b)$8.032      (b)$10.714      (b)$12.863
          Ending AUV...........................................    (a)$10.786     (a)$13.034      (a)$11.929
                                                                   (b)$10.714     (b)$12.863      (b)$11.696
          Ending Number of AUs.................................    (a)84,681      (a)675,909      (a)2,107,734
                                                                   (b)10,414      (b)28,500       (b)57,042
--------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.015      (a)$9.129       (a)$9.820
                                                                   (b)$7.014      (b)$9.043       (b)$9.611
          Ending AUV...........................................    (a)$9.129      (a)$9.820       (a)$9.541
                                                                   (b)$9.043      (b)$9.611       (b)$9.277
          Ending Number of AUs.................................    (a)248         (a)646          (a)6,641
                                                                   (b)15          (b)15           (b)11,195
--------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$10.245     (a)$10.152      (a)$9.972
                                                                   (b)$10.243     (b)$10.044      (b)$9.795
          Ending AUV...........................................    (a)$10.152     (a)$9.972       (a)$9.792
                                                                   (b)$10.044     (b)$9.795       (b)$9.556
          Ending Number of AUs.................................    (a)9,286       (a)474,885      (a)935,815
                                                                   (b)336         (b)13,392       (b)50,029
--------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$10.304     (a)$12.410      (a)$13.559
                                                                   (b)$10.302     (b)$12.322      (b)$13.376
          Ending AUV...........................................    (a)$12.410     (a)$13.559      (a)$14.206
                                                                   (b)$12.322     (b)$13.376      (b)$13.924
          Ending Number of AUs.................................    (a)124,953     (a)1,272,683    (a)3,308,381
                                                                   (b)8,846       (b)26,846       (b)61,324
--------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.871      (a)$9.015       (a)$9.957
                                                                   (b)$6.870      (b)$8.967       (b)$9.840
          Ending AUV...........................................    (a)$9.015      (a)$9.957       (a)$9.390
                                                                   (b)$8.967      (b)$9.840       (b)$9.219
          Ending Number of AUs.................................    (a)131,110     (a)1,287,109    (a)3,262,288
                                                                   (b)13,480      (b)68,361       (b)158,020
--------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.124      (a)$9.108       (a)$10.471
                                                                   (b)$7.122      (b)$9.020       (b)$10.301
          Ending AUV...........................................    (a)$9.108      (a)$10.471      (a)$11.617
                                                                   (b)$9.020      (b)$10.301      (b)$11.355
          Ending Number of AUs.................................    (a)18          (a)138,384      (a)326,655
                                                                   (b)5,714       (b)6,910        (b)11,160
--------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/09      12/31/10        12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$8.141      (a)$12.204      (a)$14.241
                                                                   (b)$8.140      (b)$12.134      (b)$14.067
          Ending AUV...........................................    (a)$12.204     (a)$14.241      (a)$10.364
                                                                   (b)$12.134     (b)$14.067      (b)$10.171
          Ending Number of AUs.................................    (a)31,966      (a)303,938      (a)930,884
                                                                   (b)13,086      (b)35,159       (b)52,060
--------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.794      (a)$8.476       (a)$9.777
                                                                   (b)$6.792      (b)$8.377       (b)$9.532
          Ending AUV...........................................    (a)$8.476      (a)$9.777       (a)$9.616
                                                                   (b)$8.377      (b)$9.532       (b)$9.311
          Ending Number of AUs.................................    (a)0           (a)38,688       (a)61,323
                                                                   (b)15          (b)15           (b)1,992
--------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.116      (a)$9.408       (a)$9.558
                                                                   (b)$7.115      (b)$9.348       (b)$9.435
          Ending AUV...........................................    (a)$9.408      (a)$9.558       (a)$8.316
                                                                   (b)$9.348      (b)$9.435       (b)$8.156
          Ending Number of AUs.................................    (a)220,385     (a)2,327,498    (a)6,692,945
                                                                   (b)25,180      (b)81,005       (b)153,610
--------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.300      (a)$9.454       (a)$10.514
                                                                   (b)$7.298      (b)$9.378       (b)$10.363
          Ending AUV...........................................    (a)$9.454      (a)$10.514      (a)$10.625
                                                                   (b)$9.378      (b)$10.363      (b)$10.405
          Ending Number of AUs.................................    (a)39,082      (a)587,958      (a)1,614,375
                                                                   (b)2,742       (b)5,099        (b)35,105
--------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.607      (a)$8.523       (a)$9.275
                                                                   (b)$6.606      (b)$8.443       (b)$9.089
          Ending AUV...........................................    (a)$8.523      (a)$9.275       (a)$9.014
                                                                   (b)$8.443      (b)$9.089       (b)$8.772
          Ending Number of AUs.................................    (a)143,175     (a)305,497      (a)583,043
                                                                   (b)16          (b)15           (b)13,720
--------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.065      (a)$9.111       (a)$10.497
                                                                   (b)$7.064      (b)$9.014       (b)$10.279
          Ending AUV...........................................    (a)$9.111      (a)$10.497      (a)$9.769
                                                                   (b)$9.014      (b)$10.279      (b)$9.516
          Ending Number of AUs.................................    (a)1,914       (a)12,358       (a)65,703
                                                                   (b)14          (b)14           (b)126
--------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$10.942     (a)$12.131      (a)$12.695
                                                                   (b)$10.939     (b)$12.042      (b)$12.520
          Ending AUV...........................................    (a)$12.131     (a)$12.695      (a)$13.218
                                                                   (b)$12.042     (b)$12.520      (b)$12.952
          Ending Number of AUs.................................    (a)68,646      (a)526,421      (a)1,421,192
                                                                   (b)4,399       (b)16,433       (b)29,953
--------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.552      (a)$8.645       (a)$9.733
                                                                   (b)$6.551      (b)$8.585       (b)$9.603
          Ending AUV...........................................    (a)$8.645      (a)$9.733       (a)$8.588
                                                                   (b)$8.585      (b)$9.603       (b)$8.418
          Ending Number of AUs.................................    (a)15,696      (a)76,642       (a)298,316
                                                                   (b)5,367       (b)8,189        (b)7,262
--------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/09      12/31/10        12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$10.882     (a)$11.134      (a)$11.510
                                                                   (b)$10.880     (b)$11.057      (b)$11.356
          Ending AUV...........................................    (a)$11.134     (a)$11.510      (a)$12.136
                                                                   (b)$11.057     (b)$11.356      (b)$11.896
          Ending Number of AUs.................................    (a)151,610     (a)1,160,352    (a)2,843,327
                                                                   (b)8,234       (b)31,403       (b)62,574
--------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.141      (a)$9.388       (a)$10.550
                                                                   (b)$7.139      (b)$9.288       (b)$10.322
          Ending AUV...........................................    (a)$9.388      (a)$10.550      (a)$9.739
                                                                   (b)$9.288      (b)$10.322      (b)$9.463
          Ending Number of AUs.................................    (a)5,124       (a)28,582       (a)128,428
                                                                   (b)14          (b)1,859        (b)1,904
--------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.524      (a)$8.224       (a)$9.027
                                                                   (b)$6.523      (b)$8.107       (b)$8.799
          Ending AUV...........................................    (a)$8.224      (a)$9.027       (a)$9.630
                                                                   (b)$8.107      (b)$8.799       (b)$9.325
          Ending Number of AUs.................................    (a)3,497       (a)21,556       (a)935,333
                                                                   (b)15          (b)6,034        (b)81,739
--------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.903      (a)$9.524       (a)$11.659
                                                                   (b)$7.902      (b)$9.464       (b)$11.511
          Ending AUV...........................................    (a)$9.524      (a)$11.659      (a)$11.208
                                                                   (b)$9.464      (b)$11.511      (b)$10.993
          Ending Number of AUs.................................    (a)75,611      (a)757,933      (a)1,988,550
                                                                   (b)11,490      (b)30,368       (b)55,361
--------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.581      (a)$9.718       (a)$10.965
                                                                   (b)$7.579      (b)$9.641       (b)$10.808
          Ending AUV...........................................    (a)$9.718      (a)$10.965      (a)$11.259
                                                                   (b)$9.641      (b)$10.808      (b)$11.025
          Ending Number of AUs.................................    (a)98,970      (a)281,348      (a)838,118
                                                                   (b)11,266      (b)11,494       (b)49,924
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.886      (a)$9.406       (a)$10.047
                                                                   (b)$6.885      (b)$9.343       (b)$9.916
          Ending AUV...........................................    (a)$9.406      (a)$10.047      (a)$8.448
                                                                   (b)$9.343      (b)$9.916       (b)$8.283
          Ending Number of AUs.................................    (a)17,684      (a)102,127      (a)307,919
                                                                   (b)7,376       (b)14,919       (b)24,228
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$5.753      (a)$7.837       (a)$8.264
                                                                   (b)$5.752      (b)$7.762       (b)$8.119
          Ending AUV...........................................    (a)$7.837      (a)$8.264       (a)$7.015
                                                                   (b)$7.762      (b)$8.119       (b)$6.847
          Ending Number of AUs.................................    (a)4,745       (a)49,345       (a)143,474
                                                                   (b)18          (b)6,540        (b)19,292
--------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.461      (a)$10.054      (a)$11.863
                                                                   (b)$7.459      (b)$9.982       (b)$11.658
          Ending AUV...........................................    (a)$10.054     (a)$11.863      (a)$10.961
                                                                   (b)$9.982      (b)$11.658      (b)$10.623
          Ending Number of AUs.................................    (a)4,003       (a)54,048       (a)132,872
                                                                   (b)3,929       (b)9            (b)4,937
--------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/09      12/31/10        12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.362      (a)$8.362       (a)$9.549
                                                                   (b)$6.360      (b)$8.311       (b)$9.430
          Ending AUV...........................................    (a)$8.362      (a)$9.549       (a)$9.227
                                                                   (b)$8.311      (b)$9.430       (b)$9.053
          Ending Number of AUs.................................    (a)149,295     (a)1,361,769    (a)3,289,778
                                                                   (b)21,196      (b)44,446       (b)82,099
--------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.868      (a)$8.977       (a)$9.941
                                                                   (b)$6.866      (b)$8.920       (b)$9.814
          Ending AUV...........................................    (a)$8.977      (a)$9.941       (a)$9.590
                                                                   (b)$8.920      (b)$9.814       (b)$9.406
          Ending Number of AUs.................................    (a)159,241     (a)1,543,848    (a)3,878,109
                                                                   (b)18,694      (b)69,419       (b)110,493
--------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.314      (a)$7.910       (a)$9.167
                                                                   (b)$6.313      (b)$7.867       (b)$9.058
          Ending AUV...........................................    (a)$7.910      (a)$9.167       (a)$8.498
                                                                   (b)$7.867      (b)$9.058       (b)$8.343
          Ending Number of AUs.................................    (a)88,350      (a)677,384      (a)1,866,796
                                                                   (b)5,286       (b)18,975       (b)50,607
--------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV........................................    (a)N/A         (a)$10.759      (a)$11.481
                                                                   (b)N/A         (b)$10.548      (b)$11.180
          Ending AUV...........................................    (a)N/A         (a)$11.481      (a)$11.385
                                                                   (b)N/A         (b)$11.180      (b)$11.014
          Ending Number of AUs.................................    (a)N/A         (a)735,665      (a)2,126,800
                                                                   (b)N/A         (b)8,184        (b)20,339
--------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV........................................    (a)N/A         (a)$10.215      (a)$11.173
                                                                   (b)N/A         (b)$10.016      (b)$10.874
          Ending AUV...........................................    (a)N/A         (a)$11.173      (a)$10.301
                                                                   (b)N/A         (b)$10.874      (b)$9.960
          Ending Number of AUs.................................    (a)N/A         (a)46,920       (a)226,663
                                                                   (b)N/A         (b)6,992        (b)45,099
--------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV........................................    (a)N/A         (a)$10.303      (a)$11.155
                                                                   (b)N/A         (b)$10.100      (b)$10.863
          Ending AUV...........................................    (a)N/A         (a)$11.155      (a)$10.620
                                                                   (b)N/A         (b)$10.863      (b)$10.275
          Ending Number of AUs.................................    (a)N/A         (a)874,350      (a)2,789,887
                                                                   (b)N/A         (b)82,764       (b)108,968
--------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV........................................    (a)N/A         (a)$10.617      (a)$11.425
                                                                   (b)N/A         (b)$10.410      (b)$11.133
          Ending AUV...........................................    (a)N/A         (a)$11.425      (a)$11.063
                                                                   (b)N/A         (b)$11.133      (b)$10.710
          Ending Number of AUs.................................    (a)N/A         (a)790,445      (a)2,921,500
                                                                   (b)N/A         (b)15,089       (b)36,886
--------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.329      (a)$9.322       (a)$10.776
                                                                   (b)$7.327      (b)$9.266       (b)$10.642
          Ending AUV...........................................    (a)$9.322      (a)$10.776      (a)$10.458
                                                                   (b)$9.266      (b)$10.642      (b)$10.261
          Ending Number of AUs.................................    (a)71,724      (a)435,168      (a)990,175
                                                                   (b)4,546       (b)20,537       (b)24,196
--------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/09      12/31/10        12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.651      (a)$9.724       (a)$10.646
                                                                   (b)$7.649      (b)$9.662       (b)$10.509
          Ending AUV...........................................    (a)$9.724      (a)$10.646      (a)$10.282
                                                                   (b)$9.662      (b)$10.509      (b)$10.084
          Ending Number of AUs.................................    (a)121,683     (a)1,199,632    (a)3,146,945
                                                                   (b)15,762      (b)43,335       (b)85,071
--------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$8.244      (a)$9.757       (a)$10.571
                                                                   (b)$8.242      (b)$9.689       (b)$10.431
          Ending AUV...........................................    (a)$9.757      (a)$10.571      (a)$10.609
                                                                   (b)$9.689      (b)$10.431      (b)$10.401
          Ending Number of AUs.................................    (a)60,177      (a)270,635      (a)579,499
                                                                   (b)329         (b)14,767       (b)14,256
--------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.746      (a)$9.819       (a)$12.129
                                                                   (b)$7.744      (b)$9.734       (b)$11.947
          Ending AUV...........................................    (a)$9.819      (a)$12.129      (a)$11.234
                                                                   (b)$9.734      (b)$11.947      (b)$10.994
          Ending Number of AUs.................................    (a)5,842       (a)276,314      (a)794,854
                                                                   (b)78          (b)7,990        (b)26,110
--------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.802      (a)$11.090      (a)$12.688
                                                                   (b)$7.800      (b)$10.996      (b)$12.499
          Ending AUV...........................................    (a)$11.090     (a)$12.688      (a)$9.961
                                                                   (b)$10.996     (b)$12.499      (b)$9.750
          Ending Number of AUs.................................    (a)26,691      (a)167,506      (a)494,167
                                                                   (b)16,403      (b)101,257      (b)119,185
--------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$4.808      (a)$6.600       (a)$7.792
                                                                   (b)$4.807      (b)$6.557       (b)$7.690
          Ending AUV...........................................    (a)$6.600      (a)$7.792       (a)$8.297
                                                                   (b)$6.557      (b)$7.690       (b)$8.136
          Ending Number of AUs.................................    (a)142,110     (a)1,094,253    (a)2,567,462
                                                                   (b)12,100      (b)35,629       (b)77,331
--------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV........................................    (a)N/A         (a)$11.305      (a)$11.425
                                                                   (b)N/A         (b)$11.077      (b)$11.128
          Ending AUV...........................................    (a)N/A         (a)$11.425      (a)$11.955
                                                                   (b)N/A         (b)$11.128      (b)$11.569
          Ending Number of AUs.................................    (a)N/A         (a)1,372,938    (a)3,797,293
                                                                   (b)N/A         (b)20,124       (b)62,356
--------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$6.695      (a)$8.532       (a)$10.652
                                                                   (b)$6.694      (b)$8.476       (b)$10.514
          Ending AUV...........................................    (a)$8.532      (a)$10.652      (a)$10.150
                                                                   (b)$8.476      (b)$10.514      (b)$9.953
          Ending Number of AUs.................................    (a)80,714      (a)839,190      (a)2,192,103
                                                                   (b)12,790      (b)36,913       (b)79,384
--------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.372      (a)$9.864       (a)$12.222
                                                                   (b)$7.371      (b)$9.800       (b)$12.063
          Ending AUV...........................................    (a)$9.864      (a)$12.222      (a)$11.073
                                                                   (b)$9.800      (b)$12.063      (b)$10.858
          Ending Number of AUs.................................    (a)149,907     (a)1,412,358    (a)3,884,706
                                                                   (b)16,288      (b)44,449       (b)96,712
--------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/09      12/31/10        12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.007      (a)$9.129       (a)$10.810
                                                                   (b)$7.005      (b)$9.016       (b)$10.607
          Ending AUV...........................................    (a)$9.129      (a)$10.810      (a)$10.071
                                                                   (b)$9.016      (b)$10.607      (b)$9.818
          Ending Number of AUs.................................    (a)5,859       (a)38,025       (a)89,024
                                                                   (b)4,057       (b)10,626       (b)23,249
--------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$7.961      (a)$10.652      (a)$11.913
                                                                   (b)$7.959      (b)$10.526      (b)$11.695
          Ending AUV...........................................    (a)$10.652     (a)$11.913      (a)$12.464
                                                                   (b)$10.526     (b)$11.695      (b)$12.157
          Ending Number of AUs.................................    (a)4,210       (a)38,992       (a)146,265
                                                                   (b)1,245       (b)4,877        (b)7,038
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV........................................    (a)$11.461     (a)$12.237      (a)$12.813
                                                                   (b)$11.459     (b)$12.160      (b)$12.650
          Ending AUV...........................................    (a)$12.237     (a)$12.813      (a)$13.419
                                                                   (b)$12.160     (b)$12.650      (b)$13.162
          Ending Number of AUs.................................    (a)353,847     (a)3,036,928    (a)7,345,732
                                                                   (b)22,780      (b)86,532       (b)151,306
--------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
   US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$5.307       (a)$7.064      (a)$8.428
                                                                    (b)$5.304       (b)$7.033      (b)$8.369
          Ending AUV............................................    (a)$7.064       (a)$8.428      (a)$8.134
                                                                    (b)$7.033       (b)$8.369      (b)$8.057
          Ending Number of AUs..................................    (a)19           (a)2,261       (a)8,758
                                                                    (b)0            (b)695         (b)4,569
--------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.466       (a)$9.759      (a)$10.592
                                                                    (b)$7.462       (b)$9.711      (b)$10.513
          Ending AUV............................................    (a)$9.759       (a)$10.592     (a)$10.189
                                                                    (b)$9.711       (b)$10.513     (b)$10.088
          Ending Number of AUs..................................    (a)14           (a)1,443       (a)3,570
                                                                    (b)0            (b)0           (b)3,349
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.675       (a)$9.248      (a)$10.223
                                                                    (b)$7.674       (b)$9.220      (b)$10.167
          Ending AUV............................................    (a)$9.248       (a)$10.223     (a)$10.190
                                                                    (b)$9.220       (b)$10.167     (b)$10.109
          Ending Number of AUs..................................    (a)6,788        (a)6,647       (a)12,771
                                                                    (b)1,837        (b)1,816       (b)12,147
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.598       (a)$10.333     (a)$11.362
                                                                    (b)$7.597       (b)$10.310     (b)$11.309
          Ending AUV............................................    (a)$10.333      (a)$11.362     (a)$10.190
                                                                    (b)$10.310      (b)$11.309     (b)$10.117
          Ending Number of AUs..................................    (a)18,857       (a)75,937      (a)268,689
                                                                    (b)4,411        (b)37,282      (b)133,047
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.835       (a)$8.697      (a)$9.535
                                                                    (b)$6.836       (b)$8.680      (b)$9.492
          Ending AUV............................................    (a)$8.697       (a)$9.535      (a)$9.210
                                                                    (b)$8.680       (b)$9.492      (b)$9.146
          Ending Number of AUs..................................    (a)15,361       (a)28,696      (a)58,298
                                                                    (b)569          (b)9,755       (b)22,941
--------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.814       (a)$8.806      (a)$10.285
                                                                    (b)$6.813       (b)$8.787      (b)$10.237
          Ending AUV............................................    (a)$8.806       (a)$10.285     (a)$9.688
                                                                    (b)$8.787       (b)$10.237     (b)$9.619
          Ending Number of AUs..................................    (a)3,572        (a)32,367      (a)97,206
                                                                    (b)4,470        (b)25,955      (b)67,648
--------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$8.501       (a)$10.300     (a)$11.546
                                                                    (b)$8.503       (b)$10.261     (b)$11.472
          Ending AUV............................................    (a)$10.300      (a)$11.546     (a)$11.474
                                                                    (b)$10.261      (b)$11.472     (b)$11.371
          Ending Number of AUs..................................    (a)12           (a)12          (a)48
                                                                    (b)1,650        (b)1,610       (b)3,988
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$8.045       (a)$9.797      (a)$10.788
                                                                    (b)$8.042       (b)$9.774      (b)$10.736
          Ending AUV............................................    (a)$9.797       (a)$10.788     (a)$10.864
                                                                    (b)$9.774       (b)$10.736     (b)$10.784
          Ending Number of AUs..................................    (a)13           (a)13          (a)3,313
                                                                    (b)1,733        (b)2,768       (b)3,945
--------------------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.571       (a)$9.632      (a)$10.670
                                                                    (b)$7.571       (b)$9.612      (b)$10.621
          Ending AUV............................................    (a)$9.632       (a)$10.670     (a)$9.919
                                                                    (b)$9.612       (b)$10.621     (b)$9.849
          Ending Number of AUs..................................    (a)1,720        (a)16,662      (a)59,032
                                                                    (b)1,028        (b)9,189       (b)35,852
--------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$8.034       (a)$10.786     (a)$13.034
                                                                    (b)$8.025       (b)$10.754     (b)$12.962
          Ending AUV............................................    (a)$10.786      (a)$13.034     (a)$11.929
                                                                    (b)$10.754      (b)$12.962     (b)$11.834
          Ending Number of AUs..................................    (a)2,149        (a)20,205      (a)86,558
                                                                    (b)1,281        (b)14,561      (b)45,019
--------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.015       (a)$9.129      (a)$9.820
                                                                    (b)$7.013       (b)$9.106      (b)$9.769
          Ending AUV............................................    (a)$9.129       (a)$9.820      (a)$9.541
                                                                    (b)$9.106       (b)$9.769      (b)$9.468
          Ending Number of AUs..................................    (a)15           (a)15          (a)0
                                                                    (b)0            (b)0           (b)0
--------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$10.245      (a)$10.152     (a)$9.972
                                                                    (b)$10.248      (b)$10.126     (b)$9.922
          Ending AUV............................................    (a)$10.152      (a)$9.972      (a)$9.792
                                                                    (b)$10.126      (b)$9.922      (b)$9.718
          Ending Number of AUs..................................    (a)235          (a)234         (a)0
                                                                    (b)0            (b)9,962       (b)0
--------------------------------------------------------------------------------------------------------------

CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$10.304      (a)$12.410     (a)$13.559
                                                                    (b)$10.300      (b)$12.380     (b)$13.493
          Ending AUV............................................    (a)$12.410      (a)$13.559     (a)$14.206
                                                                    (b)$12.380      (b)$13.493     (b)$14.102
          Ending Number of AUs..................................    (a)4,693        (a)50,478      (a)182,776
                                                                    (b)2,878        (b)23,784      (b)81,083
--------------------------------------------------------------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.871       (a)$9.015      (a)$9.957
                                                                    (b)$6.870       (b)$8.996      (b)$9.912
          Ending AUV............................................    (a)$9.015       (a)$9.957      (a)$9.390
                                                                    (b)$8.996       (b)$9.912      (b)$9.323
          Ending Number of AUs..................................    (a)10,626       (a)45,331      (a)161,832
                                                                    (b)4,947        (b)31,105      (b)84,186
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.124       (a)$9.108      (a)$10.471
                                                                    (b)$7.121       (b)$9.057      (b)$10.384
          Ending AUV............................................    (a)$9.108       (a)$10.471     (a)$11.617
                                                                    (b)$9.057       (b)$10.384     (b)$11.493
          Ending Number of AUs..................................    (a)14           (a)2,212       (a)4,060
                                                                    (b)0            (b)319         (b)9,714
--------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$8.141       (a)$12.204     (a)$14.241
                                                                    (b)$8.140       (b)$12.179     (b)$14.177
          Ending AUV............................................    (a)$12.204      (a)$14.241     (a)$10.364
                                                                    (b)$12.179      (b)$14.177     (b)$10.291
          Ending Number of AUs..................................    (a)130          (a)8,581       (a)40,222
                                                                    (b)1            (b)4,039       (b)14,133
--------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.794       (a)$8.476      (a)$9.777
                                                                    (b)$6.793       (b)$8.435      (b)$9.703
          Ending AUV............................................    (a)$8.476       (a)$9.777      (a)$9.616
                                                                    (b)$8.435       (b)$9.703      (b)$9.520
          Ending Number of AUs..................................    (a)15           (a)15          (a)0
                                                                    (b)0            (b)0           (b)0
--------------------------------------------------------------------------------------------------------------

FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.116       (a)$9.408      (a)$9.558
                                                                    (b)$7.117       (b)$9.390      (b)$9.516
          Ending AUV............................................    (a)$9.408       (a)$9.558      (a)$8.316
                                                                    (b)$9.390       (b)$9.516      (b)$8.259
          Ending Number of AUs..................................    (a)7,466        (a)80,826      (a)334,728
                                                                    (b)5,714        (b)50,838      (b)182,561
--------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.300       (a)$9.454      (a)$10.514
                                                                    (b)$7.301       (b)$9.431      (b)$10.462
          Ending AUV............................................    (a)$9.454       (a)$10.514     (a)$10.625
                                                                    (b)$9.431       (b)$10.462     (b)$10.547
          Ending Number of AUs..................................    (a)3,328        (a)5,474       (a)52,629
                                                                    (b)1,796        (b)11,085      (b)38,412
--------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.607       (a)$8.523      (a)$9.275
                                                                    (b)$6.604       (b)$8.498      (b)$9.224
          Ending AUV............................................    (a)$8.523       (a)$9.275      (a)$9.014
                                                                    (b)$8.498       (b)$9.224      (b)$8.942
          Ending Number of AUs..................................    (a)16           (a)206         (a)5,006
                                                                    (b)0            (b)3,149       (b)6,584
--------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.065       (a)$9.111      (a)$10.497
                                                                    (b)$7.066       (b)$9.077      (b)$10.430
          Ending AUV............................................    (a)$9.111       (a)$10.497     (a)$9.769
                                                                    (b)$9.077       (b)$10.430     (b)$9.683
          Ending Number of AUs..................................    (a)14           (a)321         (a)4,365
                                                                    (b)0            (b)249         (b)4,222
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$10.942      (a)$12.131     (a)$12.695
                                                                    (b)$10.944      (b)$12.111     (b)$12.641
          Ending AUV............................................    (a)$12.131      (a)$12.695     (a)$13.218
                                                                    (b)$12.111      (b)$12.641     (b)$13.130
          Ending Number of AUs..................................    (a)2,011        (a)20,018      (a)52,196
                                                                    (b)1,310        (b)6,623       (b)26,315
--------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.552       (a)$8.645      (a)$9.733
                                                                    (b)$6.550       (b)$8.613      (b)$9.672
          Ending AUV............................................    (a)$8.645       (a)$9.733      (a)$8.588
                                                                    (b)$8.613       (b)$9.672      (b)$8.513
          Ending Number of AUs..................................    (a)16           (a)2,651       (a)10,168
                                                                    (b)0            (b)1,092       (b)4,743
--------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$10.882      (a)$11.134     (a)$11.510
                                                                    (b)$10.887      (b)$11.116     (b)$11.462
          Ending AUV............................................    (a)$11.134      (a)$11.510     (a)$12.136
                                                                    (b)$11.116      (b)$11.462     (b)$12.056
          Ending Number of AUs..................................    (a)6,134        (a)46,535      (a)143,516
                                                                    (b)3,771        (b)21,729      (b)66,518
--------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.141       (a)$9.388      (a)$10.550
                                                                    (b)$7.139       (b)$9.370      (b)$10.505
          Ending AUV............................................    (a)$9.388       (a)$10.550     (a)$9.739
                                                                    (b)$9.370       (b)$10.505     (b)$9.672
          Ending Number of AUs..................................    (a)14           (a)14          (a)5,348
                                                                    (b)0            (b)0           (b)22
--------------------------------------------------------------------------------------------------------------

GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.524       (a)$8.224      (a)$9.027
                                                                    (b)$6.525       (b)$8.198      (b)$8.977
          Ending AUV............................................    (a)$8.224       (a)$9.027      (a)$9.630
                                                                    (b)$8.198       (b)$8.977      (b)$9.553
          Ending Number of AUs..................................    (a)15           (a)511         (a)53,162
                                                                    (b)0            (b)69          (b)30,771
--------------------------------------------------------------------------------------------------------------

GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.903       (a)$9.524      (a)$11.659
                                                                    (b)$7.902       (b)$9.504      (b)$11.606
          Ending AUV............................................    (a)$9.524       (a)$11.659     (a)$11.208
                                                                    (b)$9.504       (b)$11.606     (b)$11.129
          Ending Number of AUs..................................    (a)2,508        (a)23,190      (a)96,374
                                                                    (b)1,450        (b)15,045      (b)56,848
--------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.581       (a)$9.718      (a)$10.965
                                                                    (b)$7.580       (b)$9.694      (b)$10.911
          Ending AUV............................................    (a)$9.718       (a)$10.965     (a)$11.259
                                                                    (b)$9.694       (b)$10.911     (b)$11.174
          Ending Number of AUs..................................    (a)690          (a)14,276      (a)35,447
                                                                    (b)432          (b)2,699       (b)13,201
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.886       (a)$9.406      (a)$10.047
                                                                    (b)$6.887       (b)$9.384      (b)$9.999
          Ending AUV............................................    (a)$9.406       (a)$10.047     (a)$8.448
                                                                    (b)$9.384       (b)$9.999      (b)$8.386
          Ending Number of AUs..................................    (a)15           (a)3,015       (a)8,893
                                                                    (b)0            (b)0           (b)1,128
--------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$5.753       (a)$7.837      (a)$8.264
                                                                    (b)$5.751       (b)$7.807      (b)$8.211
          Ending AUV............................................    (a)$7.837       (a)$8.264      (a)$7.015
                                                                    (b)$7.807       (b)$8.211      (b)$6.952
          Ending Number of AUs..................................    (a)18           (a)271         (a)1,166
                                                                    (b)0            (b)6,417       (b)11,894
--------------------------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.461       (a)$10.054     (a)$11.863
                                                                    (b)$7.463       (b)$10.027     (b)$11.803
          Ending AUV............................................    (a)$10.054      (a)$11.863     (a)$10.961
                                                                    (b)$10.027      (b)$11.803     (b)$10.879
          Ending Number of AUs..................................    (a)14           (a)14          (a)0
                                                                    (b)0            (b)0           (b)2,239
--------------------------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.362       (a)$8.362      (a)$9.549
                                                                    (b)$6.359       (b)$8.342      (b)$9.502
          Ending AUV............................................    (a)$8.362       (a)$9.549      (a)$9.227
                                                                    (b)$8.342       (b)$9.502      (b)$9.158
          Ending Number of AUs..................................    (a)4,838        (a)45,158      (a)160,552
                                                                    (b)2,838        (b)26,972      (b)83,405
--------------------------------------------------------------------------------------------------------------

INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.868       (a)$8.977      (a)$9.941
                                                                    (b)$6.867       (b)$8.957      (b)$9.893
          Ending AUV............................................    (a)$8.977       (a)$9.941      (a)$9.590
                                                                    (b)$8.957       (b)$9.893      (b)$9.521
          Ending Number of AUs..................................    (a)5,552        (a)55,306      (a)202,016
                                                                    (b)3,311        (b)31,257      (b)102,677
--------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.314       (a)$7.910      (a)$9.167
                                                                    (b)$6.316       (b)$7.899      (b)$9.131
          Ending AUV............................................    (a)$7.910       (a)$9.167      (a)$8.498
                                                                    (b)$7.899       (b)$9.131      (b)$8.444
          Ending Number of AUs..................................    (a)2,201        (a)27,846      (a)91,851
                                                                    (b)1,252        (b)11,987      (b)44,469
--------------------------------------------------------------------------------------------------------------

MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.........................................    (a)N/A          (a)$10.759     (a)$11.481
                                                                    (b)N/A          (b)$10.757     (b)$11.446
          Ending AUV............................................    (a)N/A          (a)$11.481     (a)$11.385
                                                                    (b)N/A          (b)$11.446     (b)$11.321
          Ending Number of AUs..................................    (a)N/A          (a)84,794      (a)168,563
                                                                    (b)N/A          (b)25,299      (b)60,547
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.........................................    (a)N/A          (a)$10.215     (a)$11.173
                                                                    (b)N/A          (b)$10.214     (b)$11.130
          Ending AUV............................................    (a)N/A          (a)$11.173     (a)$10.301
                                                                    (b)N/A          (b)$11.130     (b)$10.236
          Ending Number of AUs..................................    (a)N/A          (a)447         (a)19,914
                                                                    (b)N/A          (b)0           (b)474
--------------------------------------------------------------------------------------------------------------

MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.........................................    (a)N/A          (a)$10.303     (a)$11.155
                                                                    (b)N/A          (b)$10.301     (b)$11.122
          Ending AUV............................................    (a)N/A          (a)$11.155     (a)$10.620
                                                                    (b)N/A          (b)$11.122     (b)$10.562
          Ending Number of AUs..................................    (a)N/A          (a)19,595      (a)147,135
                                                                    (b)N/A          (b)6,668       (b)25,168
--------------------------------------------------------------------------------------------------------------

MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.........................................    (a)N/A          (a)$10.617     (a)$11.425
                                                                    (b)N/A          (b)$10.615     (b)$11.396
          Ending AUV............................................    (a)N/A          (a)$11.425     (a)$11.063
                                                                    (b)N/A          (b)$11.396     (b)$11.007
          Ending Number of AUs..................................    (a)N/A          (a)69,284      (a)275,629
                                                                    (b)N/A          (b)14,422      (b)125,666
--------------------------------------------------------------------------------------------------------------

MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.329       (a)$9.322      (a)$10.776
                                                                    (b)$7.329       (b)$9.303      (b)$10.727
          Ending AUV............................................    (a)$9.322       (a)$10.776     (a)$10.458
                                                                    (b)$9.303       (b)$10.727     (b)$10.384
          Ending Number of AUs..................................    (a)1,854        (a)8,499       (a)37,302
                                                                    (b)1,063        (b)7,433       (b)26,974
--------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.651       (a)$9.724      (a)$10.646
                                                                    (b)$7.649       (b)$9.702      (b)$10.595
          Ending AUV............................................    (a)$9.724       (a)$10.646     (a)$10.282
                                                                    (b)$9.702       (b)$10.595     (b)$10.207
          Ending Number of AUs..................................    (a)4,160        (a)47,051      (a)167,366
                                                                    (b)2,440        (b)24,002      (b)84,625
--------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$8.244       (a)$9.757      (a)$10.571
                                                                    (b)$8.245       (b)$9.738      (b)$10.525
          Ending AUV............................................    (a)$9.757       (a)$10.571     (a)$10.609
                                                                    (b)$9.738       (b)$10.525     (b)$10.536
          Ending Number of AUs..................................    (a)12           (a)9,987       (a)28,624
                                                                    (b)1,739        (b)5,350       (b)10,217
--------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.746       (a)$9.819      (a)$12.129
                                                                    (b)$7.743       (b)$9.794      (b)$12.067
          Ending AUV............................................    (a)$9.819       (a)$12.129     (a)$11.234
                                                                    (b)$9.794       (b)$12.067     (b)$11.149
          Ending Number of AUs..................................    (a)13           (a)7,722       (a)36,367
                                                                    (b)0            (b)4,809       (b)21,196
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.802       (a)$11.090     (a)$12.688
                                                                    (b)$7.789       (b)$11.051     (b)$12.612
          Ending AUV............................................    (a)$11.090      (a)$12.688     (a)$9.961
                                                                    (b)$11.051      (b)$12.612     (b)$9.877
          Ending Number of AUs..................................    (a)2,838        (a)3,402       (a)9,303
                                                                    (b)0            (b)407         (b)4,879
--------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$4.808       (a)$6.600      (a)$7.792
                                                                    (b)$4.809       (b)$6.588      (b)$7.758
          Ending AUV............................................    (a)$6.600       (a)$7.792      (a)$8.297
                                                                    (b)$6.588       (b)$7.758      (b)$8.240
          Ending Number of AUs..................................    (a)4,766        (a)34,505      (a)123,402
                                                                    (b)2,842        (b)21,778      (b)73,949
--------------------------------------------------------------------------------------------------------------

REAL RETURN - SST Class 3 Shares
(Inception Date - 1/19/10)
          Beginning AUV.........................................    (a)N/A          (a)$11.305     (a)$11.425
                                                                    (b)N/A          (b)$11.304     (b)$11.399
          Ending AUV............................................    (a)N/A          (a)$11.425     (a)$11.955
                                                                    (b)N/A          (b)$11.399     (b)$11.898
          Ending Number of AUs..................................    (a)N/A          (a)66,712      (a)214,281
                                                                    (b)N/A          (b)27,059      (b)93,052
--------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$6.695       (a)$8.532      (a)$10.652
                                                                    (b)$6.692       (b)$8.510      (b)$10.599
          Ending AUV............................................    (a)$8.532       (a)$10.652     (a)$10.150
                                                                    (b)$8.510       (b)$10.599     (b)$10.074
          Ending Number of AUs..................................    (a)2,407        (a)26,158      (a)104,272
                                                                    (b)1,374        (b)16,185      (b)58,182
--------------------------------------------------------------------------------------------------------------

SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.372       (a)$9.864      (a)$12.222
                                                                    (b)$7.373       (b)$9.844      (b)$12.167
          Ending AUV............................................    (a)$9.864       (a)$12.222     (a)$11.073
                                                                    (b)$9.844       (b)$12.167     (b)$10.995
          Ending Number of AUs..................................    (a)4,941        (a)45,875      (a)177,083
                                                                    (b)2,907        (b)25,746      (b)93,507
--------------------------------------------------------------------------------------------------------------

TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.007       (a)$9.129      (a)$10.810
                                                                    (b)$7.006       (b)$9.109      (b)$10.759
          Ending AUV............................................    (a)$9.129       (a)$10.810     (a)$10.071
                                                                    (b)$9.109       (b)$10.759     (b)$9.998
          Ending Number of AUs..................................    (a)15           (a)150         (a)1,608
                                                                    (b)0            (b)407         (b)1,273
--------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$7.961       (a)$10.652     (a)$11.913
                                                                    (b)$7.956       (b)$10.565     (b)$11.784
          Ending AUV............................................    (a)$10.652      (a)$11.913     (a)$12.464
                                                                    (b)$10.565      (b)$11.784     (b)$12.299
          Ending Number of AUs..................................    (a)13           (a)2,370       (a)2,136
                                                                    (b)0            (b)440         (b)1,175
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK
                                ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION TO       ENDED          ENDED
                                                                      12/31/09        12/31/10       12/31/11
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
          Beginning AUV.........................................    (a)$11.461      (a)$12.237     (a)$12.813
                                                                    (b)$11.462      (b)$12.214     (b)$12.756
          Ending AUV............................................    (a)$12.237      (a)$12.813     (a)$13.419
                                                                    (b)$12.214      (b)$12.756     (b)$13.327
          Ending Number of AUs..................................    (a)25,751       (a)114,728     (a)366,855
                                                                    (b)6,326        (b)51,862      (b)173,849
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS
                        AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

The examples below assume election of SunAmerica Income Plus Income Option with Dynamic Allocation (one Covered Person).

EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     - Benefit Effective Date = contract issue date

     - Initial Purchase Payment = $100,000

     - Covered Person = Owner age 67 on the Benefit Effective Date

     - Maximum Annual Withdrawal Percentage = 5.5%

----------------------------------------------------------------------------------------------------------------
                                                                                                       MAXIMUM
                                PURCHASE      ELIGIBLE                                   INCOME        ANNUAL
                                PAYMENTS      PURCHASE      CONTRACT       INCOME        CREDIT      WITHDRAWAL
         VALUES AS OF           INVESTED      PAYMENTS        VALUE         BASE          BASE         AMOUNT
----------------------------------------------------------------------------------------------------------------
   Benefit Effective Date       $100,000      $100,000      $100,000      $100,000      $100,000       $5,500
----------------------------------------------------------------------------------------------------------------


     - Income Base = Initial Purchase Payment = $100,000

     - Income Credit Base = Initial Purchase Payment = $100,000

     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

          = $100,000 x 5.5% = $5,500

EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     - Subsequent Purchase Payment invested in the first contract year =
       $150,000.

     - Subsequent Purchase Payment invested in the second contract year =
       $10,000.

     - No withdrawals taken in the first 3 contract years

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MAXIMUM
                          PURCHASE  ELIGIBLE  INELIGIBLE   ASSUMED                          INCOME               ANNUAL
                           PAYMENT  PURCHASE   PURCHASE   CONTRACT  ANNIVERSARY   INCOME    CREDIT    INCOME   WITHDRAWAL
       VALUES AS OF       INVESTED  PAYMENTS   PAYMENTS     VALUE      VALUE       BASE      BASE     CREDIT     AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 Benefit Effective Date   $100,000  $100,000      $0      $100,000       --      $100,000  $100,000     --       $5,500
-------------------------------------------------------------------------------------------------------------------------
         Year 1           $150,000  $150,000      $0      $245,000       --      $250,000  $250,000     --       $13,750
-------------------------------------------------------------------------------------------------------------------------
     1st Anniversary         --        --         --      $270,000    $270,000   $270,000  $270,000   $15,000    $14,850
-------------------------------------------------------------------------------------------------------------------------
         Year 2            $10,000     --       $10,000   $290,000       --      $270,000  $270,000     --       $14,850
-------------------------------------------------------------------------------------------------------------------------
     2nd Anniversary         --        --         --      $297,000    $287,000   $287,000  $287,000   $16,200    $15,785
-------------------------------------------------------------------------------------------------------------------------
     3rd Anniversary         --        --         --      $320,000    $310,000   $310,000  $310,000   $17,220    $17,050
-------------------------------------------------------------------------------------------------------------------------


     Eligible Purchase Payments:

       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)

     Ineligible Purchase Payments

       - Second contract year = $10,000 (Purchase Payments received after the first year)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Eligible Purchase Payment is received.

       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $13,750
         ($250,000 x 5.5%).

The values of the feature are impacted by attaining the highest Anniversary Values as follows:

     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000
         Income Credit); and the MAWA was increased to $14,850 ($270,000 x
         5.5%).

       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($297,000 less Ineligible Purchase Payment of $10,000 = $287,000, which is greater than $270,000 + $16,200 Income
         Credit); and the MAWA was increased to $15,785 ($287,000 x 5.5%).

       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($320,000 less Ineligible Purchase Payment of $10,000 = $310,000, which is greater than $287,000 + $17,220 Income
         Credit) and the MAWA was increased to $17,050 ($310,000 x 5.5%).

EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
        VALUES AS OF            TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --         $320,000      $310,000      $310,000      $310,000       $17,220       $17,050
----------------------------------------------------------------------------------------------------------------------------
          Year 4               $15,500      $322,000         --         $310,000      $310,000         --          $17,050
----------------------------------------------------------------------------------------------------------------------------
      4th Anniversary            --         $321,000      $311,000      $313,100      $310,000       $3,100        $17,221
----------------------------------------------------------------------------------------------------------------------------
          Year 5               $15,655      $312,000         --         $313,100      $310,000         --          $17,221
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $316,200      $310,000       $3,100        $17,391
----------------------------------------------------------------------------------------------------------------------------


     - In year 4, $15,500 was withdrawn ($310,000 x 5%).

     - In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

       - In year 4, $15,500 was withdrawn and is less than the MAWA of $17,050.

       - In year 5, $15,655 was withdrawn and is less than the MAWA of $17,221.

     - The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                   Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     - Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.

-----------------------------------------------------------------------------------------------------------
                                                                                                   MAXIMUM
                                         ASSUMED                             INCOME                ANNUAL
                            WITHDRAWAL   CONTRACT  ANNIVERSARY    INCOME     CREDIT     INCOME   WITHDRAWAL
        VALUES AS OF           TAKEN      VALUE       VALUE        BASE       BASE      CREDIT     AMOUNT
-----------------------------------------------------------------------------------------------------------
      5th Anniversary           --       $305,000    $295,000    $316,200   $310,000    $3,100     $17,391
-----------------------------------------------------------------------------------------------------------
          Year 6              $25,296    $280,000       --       $307,505   $301,475      --       $16,913
-----------------------------------------------------------------------------------------------------------
      6th Anniversary           --       $290,000    $280,000    $307,505   $301,475      $0       $16,913
-----------------------------------------------------------------------------------------------------------
          Year 7              $24,600    $260,000       --       $298,864   $293,004      --       $16,437
-----------------------------------------------------------------------------------------------------------
      7th Anniversary           --       $230,000    $220,000    $298,864   $293,004      $0       $16,437
-----------------------------------------------------------------------------------------------------------


The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the
       MAWA:

       - In year 6, the reduction proportion is 2.75% ([$25,296 - $17,391] / [$305,000 - $17,391]); the reduced Income Base is $307,505 ($316,200 x
         [1 - 2.75%]); and the reduced Income Credit Base is $301,475 ($310,000 x [1 - 2.75%]).

       - In year 7, the reduction proportion is 2.81% ([$24,600 - $16,913] / [$290,000 - $16,913]); the reduced Income Base is $298,864 ($307,505 x
         [1 - 2.81%]); and the reduced Income Credit Base is $293,004 ($301,475 x [1 - 2.81%]).

     - The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     - The MAWA is recalculated based on the reduced Income Base.

EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     - Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     - No withdrawals taken after the seventh contract year.

----------------------------------------------------------------------------------------------------------
                                                                                       MAXIMUM
                             ASSUMED                             INCOME                ANNUAL    PROTECTED
                             CONTRACT  ANNIVERSARY    INCOME     CREDIT     INCOME   WITHDRAWAL    INCOME
        VALUES AS OF          VALUE       VALUE        BASE       BASE      CREDIT     AMOUNT     PAYMENT
----------------------------------------------------------------------------------------------------------
      7th Anniversary        $230,000    $220,000    $298,864   $293,004      $0       $16,437       --
----------------------------------------------------------------------------------------------------------
      8th Anniversary        $150,000    $140,000    $316,444   $293,004   $17,580     $17,404       --
----------------------------------------------------------------------------------------------------------
      9th Anniversary        $100,000    $90,000     $334,024   $293,004   $17,580     $18,371       --
----------------------------------------------------------------------------------------------------------
     10th Anniversary        $50,000     $40,000     $351,604   $293,004   $17,580     $19,338       --
----------------------------------------------------------------------------------------------------------
          Year 11               $0          $0       $351,604   $293,004      --       $19,338       --
----------------------------------------------------------------------------------------------------------
     11th Anniversary           $0          $0       $351,604   $293,004      --         --       $14,064
----------------------------------------------------------------------------------------------------------


     - The Protected Income Payment of $14,064 ($351,604 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      New York
                           Variable Portfolios only.                  Oregon
                                                                      Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Annuity Date              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Annuity Date              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Kentucky
 Limitation                later of three years after contract        Minnesota
                           issue or the Owner's 63rd birthday.        Oklahoma
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Washington
 Limitation                later of two years after contract issue
                           or the Owner's 62nd birthday.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder                                                              Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 12, 2012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the Living Benefits described below are currently being offered.

TABLE OF CONTENTS

SunAmerica Income Plus.....................................................  F-1
SunAmerica Income Plus Fees................................................  F-4
SunAmerica Income Builder..................................................  F-1
SunAmerica Income Builder Fees.............................................  F-4
MarketLock For Life........................................................  F-4
MarketLock For Life Fees...................................................  F-7
MarketLock Income Plus.....................................................  F-10
MarketLock Income Plus Fees................................................  F-15
MarketLock For Life Plus...................................................  F-16
MarketLock For Life Plus Fee...............................................  F-20


SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

If your contract was issued between January 23, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. Additionally, if your contract was issued between January 23, 2012 and June 17, 2012, please see below for the income options under the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits that are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Ineligible Purchase Payments" are defined as follows:

     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

---------------------------------------------------------------------------
  FIRST CONTRACT YEAR                 SUBSEQUENT CONTRACT YEARS
---------------------------------------------------------------------------
    100% of Purchase       Purchase Payments received in Contract Year 2,
    Payments received      capped at 100% of Purchase Payments received in
                                       the first Contract Year
---------------------------------------------------------------------------


     EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in contract year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments.

     INELIGIBLE PURCHASE PAYMENTS

     Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between January 23, 2012 and June 17, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:

---------------------------------------------------------------------
     NUMBER OF COVERED
         PERSONS
    AND AGE OF COVERED          SUNAMERICA            SUNAMERICA
          PERSON                INCOME PLUS           INCOME PLUS
   AT FIRST WITHDRAWAL*       INCOME OPTION 1       INCOME OPTION 2
---------------------------------------------------------------------
 One Covered Person (Age
 64 and Younger)               6.0% / 3.0%**         6.0% / 3.0%**
---------------------------------------------------------------------
 One Covered Person (Age
 65 and Older)                  6.0% / 4.0%           7.0% / 3.0%
---------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)         5.5% / 3.0%***        5.5% / 3.0%***
---------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)             5.5% / 4.0%           6.5% / 3.0%
---------------------------------------------------------------------



---------------------------------------------------------------------
     NUMBER OF COVERED
         PERSONS
    AND AGE OF COVERED          SUNAMERICA            SUNAMERICA
          PERSON                INCOME PLUS        INCOME PLUS WITH
   AT FIRST WITHDRAWAL*       INCOME OPTION 3      CUSTOM ALLOCATION
---------------------------------------------------------------------
 One Covered Person (Age
 64 and Younger)                4.0% / 4.0%          5.0% / 3.0%**
---------------------------------------------------------------------
 One Covered Person (Age
 65 and Older)                 5.25% / 5.25%          5.0% / 4.0%
---------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)           3.5% / 3.5%         4.5% / 3.0%***
---------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)            4.75% / 4.75%          4.5% / 4.0%
---------------------------------------------------------------------



----------------------------------------------------------
      NUMBER OF COVERED PERSONS
      AND AGE OF COVERED PERSON            SUNAMERICA
         AT FIRST WITHDRAWAL*            INCOME BUILDER
----------------------------------------------------------
 One Covered Person (Age 64 and
 Younger)                                  4.0% / 4.0%
----------------------------------------------------------
 One Covered Person (Age 65 and
 Older)                                    5.0% / 5.0%
----------------------------------------------------------
 Two Covered Persons (Age 64 and
 Younger)                                  3.5% / 3.5%
----------------------------------------------------------
 Two Covered Persons (Age 65 and
 Older)                                    4.5% / 4.5%
----------------------------------------------------------


THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:

     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

------------------------------------------------------------------------------
    FIRST CONTRACT YEAR                  SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------------
 100% of Purchase Payments  Purchase Payments received in contract years 2-5,
 Received                   capped at 200% of Purchase Payments received in
                            the first contract year
------------------------------------------------------------------------------


     INVESTMENT REQUIREMENTS

     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:

SUNAMERICA INCOME PLUS

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
      AND AGE OF         ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------


SUNAMERICA INCOME BUILDER

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
      AND AGE OF         ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------


     * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

    ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
                    SunAmerica Dynamic Strategy Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                              Franchise Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Protected Asset Allocation SAST
                                              Portfolio
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the fee for SunAmerica Income Plus or SunAmerica Income Builder is as follows:

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 1                Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 2                Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
                    SunAmerica Dynamic Strategy Portfolio
---------------- -------------------------------------------------------------
 3                Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------
 4                In accordance with the requirements outlined in the table
                  below:
---------------- -------------------------------------------------------------



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                              Franchise Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.

ELIGIBLE PURCHASE PAYMENTS

------------------------------------------------------------------------------
    FIRST CONTRACT YEAR                  SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------------
 100% of Purchase Payments  Purchase Payments received in contract years 2-5,
 Received                   capped at 100% of  Purchase Payments received in
                            the first contract year
------------------------------------------------------------------------------


SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

--------------------------------------------------------
    CANCELLATION REQUEST
          RECEIVED           CANCELLATION EFFECTIVE DATE
--------------------------------------------------------
 Years 1-5                   5th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 6-10                  10th Benefit Year
                             Anniversary
--------------------------------------------------------
 Years 10+                   Benefit Year Anniversary
                             following the receipt of
                             the cancellation request
--------------------------------------------------------

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS? below"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

MARKETLOCK INCOME PLUS

When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:

------------------------------------------------------------------------------------------------------------
                                                                                    COVERED PERSON
                                                                        ------------------------------------
                                                                              MINIMUM            MAXIMUM
                                                                                AGE               AGE(1)
------------------------------------------------------------------------------------------------------------
                               ONE OWNER                                         45                 80
------------------------------------------------------------------------------------------------------------
           JOINT OWNERS(based on the age of the older Owner)                     45                 80
------------------------------------------------------------------------------------------------------------

IF YOU ELECTED TWO COVERED PERSONS:

--------------------------------------------------------------------------------------------------------------------
                                                     COVERED PERSON #1                     COVERED PERSON #2
                                          --------------------------------------------------------------------------
                                                MINIMUM            MAXIMUM            MINIMUM            MAXIMUM
                                                  AGE               AGE(1)              AGE               AGE(1)
--------------------------------------------------------------------------------------------------------------------
             NON-QUALIFIED:
               Joint Owners                        45                 80                 45                85
--------------------------------------------------------------------------------------------------------------------
             NON-QUALIFIED:
    One Owner with Spousal Beneficiary             45                 80                 45               N/A(2)
--------------------------------------------------------------------------------------------------------------------
               QUALIFIED:
    One Owner with Spousal Beneficiary             45                 80                 45               N/A(2)
--------------------------------------------------------------------------------------------------------------------


   (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

   (2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

----------------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                     MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL                    WITHDRAWAL PERCENTAGE
----------------------------------------------------------------------------------
          Prior to 65th birthday                      4% of Income Base
----------------------------------------------------------------------------------
        On or after 65th birthday                     5% of Income Base
----------------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

----------------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR
   SURVIVING COVERED PERSON AT TIME OF                 MAXIMUM ANNUAL
            FIRST WITHDRAWAL                        WITHDRAWAL PERCENTAGE
----------------------------------------------------------------------------------
          Prior to 65th birthday                      4% of Income Base
----------------------------------------------------------------------------------
        On or after 65th birthday                   4.75% of Income Base
----------------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios:

        American Funds Asset Allocation SAST
        Asset Allocation
        Balanced
        Franklin Income Securities Fund
        Managed Allocation Balanced
        Managed Allocation Moderate
        Managed Allocation Moderate Growth
        MFS Total Return
        SunAmerica Dynamic Allocation Portfolio; or
        SunAmerica Dynamic Strategy Portfolio

4. In accordance with the requirements outlined in the table below:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Bond, Cash        Minimum 30%           Cash Management
   and Fixed          Maximum 100%          Corporate Bond
   Accounts                                 Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. Equity            Minimum 0%            Aggressive Growth
   Maximum            Maximum 70%           Alliance Growth
                                            American Fund Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Funds
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                              Franchise Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. Limited           Minimum 0%            Capital Growth
   Equity             Maximum 10%           Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.

How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
          For One Covered Person                    1.10% of Income Base
----------------------------------------------------------------------------------
         For Two Covered Persons                    1.35% of Income Base
----------------------------------------------------------------------------------


The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.

MARKETLOCK FOR LIFE PLUS

When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                         -------------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                ONE OWNER                          45                    80
------------------------------------------------------------------------------------
  JOINT OWNERS (based on the age of the
               older Owner)                        45                    80
------------------------------------------------------------------------------------


IF YOU ELECTED TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                     -------------------------------------------------------------------
                          MINIMUM          MAXIMUM          MINIMUM          MAXIMUM
                            AGE             AGE(1)            AGE             AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
     Joint Owners            45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------



   (1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

   (2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
     At least age 45 but prior to 65th birthday       4% of Income Base
------------------------------------------------------------------------
     At least age 65 but prior to 76th birthday       5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
     At least age 45 but prior to 65th birthday       4% of Income Base
------------------------------------------------------------------------
     At least age 65 but prior to 76th birthday     4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios:
          American Funds Asset Allocation SAST
          Asset Allocation
          Balanced
          Franklin Income Securities Fund
          Managed Allocation Balanced
          Managed Allocation Moderate
          Managed Allocation Moderate Growth
          MFS Total Return
          SunAmerica Dynamic Allocation Portfolio
          SunAmerica Dynamic Strategy Portfolio; or

     4. Invest in accordance with the requirements outlined in the table below:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Bond, Cash and    Minimum 30%           Cash Management
  Fixed Accounts      Maximum 100%          Corporate Bond
                                            Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. Equity Maximum    Minimum 0%            Aggressive Growth
                      Maximum 70%           Alliance Growth
                                            American Fund Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Funds
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                              Franchise Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. Limited Equity    Minimum 0%            Capital Growth
                      Maximum 10%           Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements promptly.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year.

For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE

WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
         For One Covered Person                     0.95% of Income Base
----------------------------------------------------------------------------------
         For Two Covered Persons                    1.25% of Income Base
----------------------------------------------------------------------------------


The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual

Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFIT PROVISIONS

The following provides additional information applicable to MarketLock Income Plus and MarketLock For Life Plus.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or
     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or
     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or
     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or
     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the

Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or
     2. Termination or surrender of the contract; or
     3. A death benefit is paid and the contract is terminated; or
     4. Excess Withdrawals reduce the contract value to zero; or
     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or
     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or
     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.

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APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                   CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
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The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Account and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before your 80th birthday; or

          c. The date of death,

       adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a. 15 years after the contract date; or

          b. The day before the Continuing Spouse's 80th birthday; or

          c. The Continuing Spouse's date of death,

       adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

If you elected the optional Maximum Anniversary Value death benefit after June 20, 2011, please see OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in the prospectus for details. If the original Owner of the contract elected the optional Maximum Anniversary Value death benefit after June 20, 2011, please see OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.

DEATH BENEFIT DEFINED TERMS
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:
     1. Contract value; or
     2. Purchase Payments reduced by any Withdrawal Adjustment; or
     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary and reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
     a. Contract value; or
     b. Continuation Net Purchase Payments; or
     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
     a. Contract value; or
     b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or
     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received and reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or
     2. Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract value.

STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:
     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1. Contract value; or

     2. Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1. Contract value; or

     2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

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APPENDIX H - FREE WITHDRAWAL AMOUNT AND WITHDRAWAL CHARGE SCHEDULE FOR
                     CONTRACTS ISSUED PRIOR TO JULY 18, 2011
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THE FOLLOWING IS THE FREE WITHDRAWAL AMOUNT IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.

FREE WITHDRAWAL AMOUNT

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

THE FOLLOWING IS THE WITHDRAWAL CHARGE SCHEDULE IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.

WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011:


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   YEARS SINCE
PURCHASE
 PAYMENT
RECEIPT               1            2            3            4            5            6            7            8+
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 WITHDRAWAL
 CHARGE               7%           6%           6%           5%           4%           3%           2%           0%
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  Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            FS VARIABLE SEPARATE ACCOUNT
             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

           POLARIS PLATINUM III VARIABLE ANNUITY DATED JULY 16, 2012
        POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED JULY 16, 2012
           POLARIS ADVANTAGE II VARIABLE ANNUITY DATED JULY 16, 2012
             POLARIS CHOICE IV VARIABLE ANNUITY DATED JULY 16, 2012
             POLARIS ADVANTAGE VARIABLE ANNUITY DATED JULY 16, 2012
       POLARIS RETIREMENT PROTECTOR VARIABLE ANNUITY DATED JULY 16, 2012
        POLARIS PLATINUM O-SERIES VARIABLE ANNUITY DATED APRIL 30, 2012
            POLARIS CHOICE III VARIABLE ANNUITY DATED APRIL 30, 2012

The date of the Statement of Additional Information is hereby changed to January 2, 2013.

Dated: January 7, 2012

   Please keep this Supplement with your Statement of Additional Information.